Segment Information	6 Months Ended
Jun. 30, 2020
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

NOTE 12: SEGMENT INFORMATION

The Company through August 30, 2019 had three reportable segments from which it derived its revenues: Dry Bulk Vessel Operations, Logistics Business and Containers Business. The Containers Business became a reportable segment as a result of the consolidation of Navios Containers from November 30, 2018 (date of obtaining control) and ceased to be a reportable segment on August 30, 2019 (date of loss of control) (see also Note 3). Following the reclassification of the results of Navios Containers as discontinued operations (see also Note 3), the Company currently has two reportable segments from which it derives its revenues: Dry Bulk Vessel Operations and Logistics. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The Dry Bulk Vessel Operations consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels. The Logistics Business consists of operating ports and transfer station terminals, handling of vessels, barges and pushboats as well as upriver transport facilities in the Hidrovia region.

The Company measures segment performance based on net income/ (loss) attributable to Navios Holdings common stockholders. Inter-segment sales and transfers are not significant and have been eliminated and are not included in the following tables. Summarized financial information concerning each of the Company’s reportable segments is as follows:

	Dry Bulk Vessel Operations for the Three Month Period Ended June 30, 2020	Logistics Business for the Three Month Period Ended June 30, 2020	Total for the Three Month Period Ended June 30, 2020
Revenue	$38,302	$58,825	$97,127
Interest expense and finance cost, net	(22,159)	(9,259)	(31,418)
Depreciation and amortization	(10,745)	(7,267)	(18,012)
Equity in net earnings of affiliated companies	9,445	—	9,445
Net (loss)/ income attributable to Navios Holdings common stockholders	(42,918)	7,647	(35,271)
Total assets	1,500,046	615,878	2,115,924
Goodwill	56,240	104,096	160,336
Capital expenditures	(98,672)	(2,578)	(101,250)
Investment in affiliates	63,498	—	63,498
Cash and cash equivalents	20,525	33,489	54,014
Restricted cash	1,058	—	1,058
Long-term debt, net (including current and noncurrent portion)	$1,082,032	$509,749	$1,591,781

	Dry Bulk Vessel Operations for the Three Month Period Ended June 30, 2019	Logistics Business for the Three Month Period Ended June 30, 2019	Total for the Three Month Period Ended June 30, 2019
Revenue	$52,900	$60,611	$113,511
Administrative fee revenue from affiliates	6,318	—	6,318
Interest expense and finance cost, net	(20,330)	(9,833)	(30,163)
Depreciation and amortization	(13,445)	(7,310)	(20,755)
Equity in net losses of affiliated companies	(16,779)	—	(16,779)
Net (loss)/ income attributable to Navios Holdings common stockholders	(42,620)	6,189	(36,431)
Total assets	1,779,519	672,390	2,451,909
Goodwill	56,240	104,096	160,336
Capital expenditures	(6,805)	(487)	(7,292)
Investment in affiliates	72,512	—	72,512
Cash and cash equivalents	26,693	68,796	95,489
Restricted cash	9,732	—	9,732
Long-term debt, net (including current and non-current portion)	$999,347	$523,784	$1,523,131

	Dry Bulk Vessel Operations for the Six Month Period Ended June 30, 2020	Logistics Business for the Six Month Period Ended June 30, 2020	Total for the Six Month Period Ended June 30, 2020
Revenue	$72,562	$115,648	$188,210
Interest expense and finance cost, net	(44,529)	(18,532)	(63,061)
Depreciation and amortization	(21,543)	(14,545)	(36,088)
Equity in net earnings of affiliated companies	3,308	—	3,308
Net (loss)/ income attributable to Navios Holdings common stockholders	(100,690)	12,144	(88,546)
Total assets	1,500,046	615,878	2,115,924
Goodwill	56,240	104,096	160,336
Capital expenditures	(98,672)	(2,578)	(101,250)
Investment in affiliates	63,498	—	63,498
Cash and cash equivalents	20,525	33,489	54,014
Restricted cash	1,058	—	1,058
Long-term debt, net (including current and noncurrent portion)	$1,082,032	$509,749	$1,591,781

	Dry Bulk Vessel Operations for the Six Month Period Ended June 30, 2019	Logistics Business for the Six Month Period Ended June 30, 2019	Total for the Six Month Period Ended June 30, 2019
Revenue	$105,582	$116,377	$221,959
Administrative fee revenue from affiliates	12,782	—	12,782
Interest expense and finance cost, net	(41,336)	(19,671)	(61,007)
Depreciation and amortization	(27,324)	(14,656)	(41,980)
Equity in net losses of affiliated companies	(12,502)	—	(12,502)
Net (loss)/ income attributable to Navios Holdings common stockholders	(51,309)	9,574	(41,735)
Total assets	1,779,519	672,390	2,451,909
Goodwill	56,240	104,096	160,336
Capital expenditures	(13,970)	(1,222)	(15,192)
Investment in affiliates	72,512	—	72,512
Cash and cash equivalents	26,693	68,796	95,489
Restricted cash	9,732	—	9,732
Long-term debt, net (including current and non-current portion)	$999,347	$523,784	$1,523,131